20. OTHER CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Current Financial Liabilities
OTHER CURRENT FINANCIAL LIABILITIES

20. OTHER CURRENT FINANCIAL LIABILITIES

As at December 31,	2017	2016
Derivative liabilities (Note 27)	$1	$761
Security deposits	1,944	2,664
Satellite performance incentive payments	10,452	10,031
Interest payable (a)	8,929	28,235
Tax indemnification payable	—	10,973
Other	5,029	6,328
Other current financial liabilities	$26,355	$58,992

(a)	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.